GS Mortgage-Backed Securities Trust 2024-PJ6

Exhibit 99.2 - Schedule 4

Client Name:
Client Project Name:	GSMBS 2024-PJ6
Start - End Dates:	11/23/2021
Deal Loan Count:	1

Loan Level Tape Compare Upload

Loans in Report	1
Loan Number	Borrower Last Name	Field Name	Tape Data	Reviewer Data
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	XXXXXX	Debt to Income Ratio (Back)	26.3200	30.4584
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	XXXXXX	Representative Credit Score for Grading	816	795

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